Borrowings - Summary of Detailed Composition of Capital Funding (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 2,356	€ 4,051	[1]	€ 9,661
Capital funding [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 763	1,245
Capital funding [member] | EUR 500 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	1.00%
Coupon date	December 8
Borrowings issued year	2016
Borrowings maturity year	2023
Borrowings	€ 500	499
Capital funding [member] | GBP 250 Million Medium-Term Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.125%
Coupon date	December 15
Borrowings issued year	1999
Borrowings maturity year	2031
Borrowings	€ 287	281
Capital funding [member] | GBP 400 Million Senior Unsecured Notes [member]
Disclosure of detailed information about borrowings [Line Items]
Coupon rate	6.625%
Coupon date	Semi-annually, December 16
Borrowings issued year	2009
Borrowings maturity year	2039
Borrowings	€ 457	446
Capital funding [member] | Other [member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings	€ 18	€ 19

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.